SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 10:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Current liabilities:

	December 31,
	2014	2015

Director fees	$11	$25
Trade payables	29	41
Accrued expenses and other	144	160

	$184	$226

b.	Financial expenses, net

	Year ended December 31,
	2013	2014	2015

Financial expenses:
Loss from change in fair value of investment in BioCancell and sale of BioCancell shares	$-	$(245)	$(36)
Other	-	(7)	(2)

	-	$(252)	$(38)
Financial income:
Income from change in fair value of investment in BioCancell and sale of BioCancell shares	574	-	-
Other	5	12	9

	579	12	9

	$579	$(240)	$(29)